TETON Westwood Equity Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS  — 100.0%
Air Freight and Logistics  — 2.0%
3,374 FedEx Corp. ....................................................... $ 853,521
Banking  — 3.3%
42,423 Bank of America Corp. ...................................... 1,428,382
Business Services  — 2.2%
3,751 Visa Inc., Cl. A .................................................... 976,573
Commercial Services and Supplies  — 1.0%
2,502 Waste Management Inc. .................................... 448,108
Computer Hardware  — 2.3%
5,297 Apple Inc. ........................................................... 1,019,831
Computer Software and Services  — 12.1%
2,966 Accenture plc, Cl. A ........................................... 1,040,799
7,107 Alphabet Inc., Cl. A† ......................................... 992,777
2,919 CACI International Inc., Cl. A† ......................... 945,348
3,804 Microsoft Corp. .................................................. 1,430,456
3,338 Salesforce Inc.† ................................................... 878,361
5,287,741
Consumer Products  — 1.0%
4,632 Church & Dwight Co. Inc. ................................ 438,002
Diversified Industrial  — 2.6%
5,404 Honeywell International Inc. ............................ 1,133,273
Electronics  — 2.0%
9,665 Microchip Technology Inc. ................................ 871,590
Energy and Energy Services  — 2.2%
7,981 EOG Resources Inc. ........................................... 965,302
Energy: Integrated  — 5.2%
7,213 DTE Energy Co. ................................................. 795,305
11,081 NextEra Energy Inc. .......................................... 673,060
9,662 WEC Energy Group Inc. ................................... 813,251
2,281,616
Energy: Oil  — 5.7%
6,466 Chevron Corp. ................................................... 964,469
6,919 ConocoPhillips ................................................... 803,088
7,468 Exxon Mobil Corp. ............................................ 746,651
2,514,208
Equipment and Supplies  — 4.2%
3,854 Danaher Corp. ................................................... 891,584
2,887 Hubbell Inc. ........................................................ 949,621
1,841,205
Financial Services  — 14.7%
16,213 American International Group Inc. .................. 1,098,431
3,854 Arthur J. Gallagher & Co. ................................. 866,688
2,327 Berkshire Hathaway Inc., Cl. B† ....................... 829,948
6,678 JPMorgan Chase & Co. ...................................... 1,135,928
3,142 The Goldman Sachs Group Inc. ........................ 1,212,089
2,655 The Progressive Corp. ....................................... 422,888
17,711 Wells Fargo & Co. .............................................. 871,735
6,437,707
Food and Beverage  — 5.8%
2,197 Domino's Pizza Inc. ........................................... 905,669
5,031 PepsiCo Inc. ........................................................ 854,465
Shares
Market
Value
4,247 The Hershey Co. ................................................ $ 791,811
2,551,945
Health Care  — 13.2%
12,268 Abbott Laboratories ........................................... 1,350,339
4,018 Becton Dickinson & Co. .................................... 979,709
10,362 Gilead Sciences Inc. ........................................... 839,426
9,044 Johnson & Johnson ............................................ 1,417,556
2,282 UnitedHealth Group Inc. .................................. 1,201,404
5,788,434
Real Estate  — 7.3%
6,256 Prologis Inc., REIT ............................................. 833,925
2,904 Public Storage, REIT .......................................... 885,720
12,400 Ventas Inc., REIT ................................................ 618,016
27,451 VICI Properties Inc., REIT ................................. 875,138
3,212,799
Retail  — 8.8%
11,793 CVS Health Corp. .............................................. 931,175
5,229 Dollar General Corp. ......................................... 710,883
539 O'Reilly Automotive Inc.† ................................. 512,093
2,635 The Home Depot Inc. ........................................ 913,159
5,086 Walmart Inc. ....................................................... 801,808
3,869,118
Telecommunications  — 2.3%
3,184 Motorola Solutions Inc. ..................................... 996,879
Transportation  — 2.1%
3,644 Union Pacific Corp. ............................................ 895,039
TOTAL COMMON STOCKS ......................... 43,811,273
TOTAL INVESTMENTS — 100.0%
(Cost $36,835,270) ........................................... $ 43,811,273
† Non-income producing security.
REIT Real Estate Investment Trust